Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 28,047	$ 22,959	$ 19,118	$ 25,759	$ 17,774	$ 15,592	$ 13,884	$ 10,991	$ 8,859	$ 10,464	$ 9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 28,025	22,940	19,103	25,931	18,026	15,931	14,293	11,402	9,259	11,020	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 28,031	22,946	19,107	25,934	18,030	15,935	14,294	11,404	9,260	11,020	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R (with sales charge)
Account Value	$ 29,017	23,811	19,880	26,849	18,573	16,333	14,581	11,570	9,349	11,070	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 (with sales charge)
Account Value	$ 30,937	25,221	20,921	28,077	19,298	16,862	14,955	11,786	9,458	11,127	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y (with sales charge)
Account Value	$ 30,518	24,918	20,702	27,818	19,147	16,752	14,879	11,749	9,445	11,130	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,400	$ 18,692	$ 15,770	$ 23,690	$ 15,651	$ 15,125	$ 15,200	$ 12,473	$ 10,026	$ 11,234	$ 10,000